LEASES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Sublease income	$ 25,000	$ 0	$ 0
Rent expense			$ 870,000